Other real estate owned	12 Months Ended
Dec. 31, 2021
Other Real Estate [Abstract]
Other Real Estate Owned	Note 13 – Other real estate ownedThe following tables present the activity related to Other Real Estate Owned (“OREO”), for the years ended December 31, 2021, 2020 and 2019.
	For the year ended December 31, 2021
	OREO	OREO
(In thousands)	Commercial/Construction	Mortgage	Total
Balance at beginning of period	$13,214	$69,932	$83,146
Write-downs in value	(1,058)	(2,161)	(3,219)
Additions	9,746	55,898	65,644
Sales	(7,282)	(52,666)	(59,948)
Other adjustments	397	(943)	(546)
Ending balance	$15,017	$70,060	$85,077
	For the year ended December 31, 2020
	OREO	OREO
(In thousands)	Commercial/Construction	Mortgage	Total
Balance at beginning of period	$16,959	$105,113	$122,072
Write-downs in value	(1,564)	(3,060)	(4,624)
Additions	2,223	17,785	20,008
Sales	(4,359)	(49,797)	(54,156)
Other adjustments	(45)	(109)	(154)
Ending balance	$13,214	$69,932	$83,146
	For the year ended December 31, 2019
	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$21,794	$114,911	$136,705
Write-downs in value	(1,584)	(4,541)	(6,125)
Additions	6,801	62,630	69,431
Sales	(9,892)	(67,137)	(77,029)
Other adjustments	(160)	(750)	(910)
Ending balance	$16,959	$105,113	$122,072